Fair value measurements - Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 675,448	$ 661,708
Fair value	$ 662,881	$ 646,689